Leases - Supplemental Balance Sheet Information (Details)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term – operating leases	8 years 9 months 25 days	9 years 1 month 2 days	8 years 6 months 7 days
Weighted-average discount rate – operating leases	7.11%	6.87%	6.54%
Weighted-average remaining lease term - finance leases	4 years 6 months 21 days	4 years 9 months 29 days	0 years
Weighted-average discount rate - finance leases	8.84%	8.23%	0.00%